Convertible Notes (Details) - USD ($)		6 Months Ended
	Mar. 16, 2022	Sep. 30, 2022
Convertible Notes (Details) [Line Items]
Principal amount	$ 2,804,848
Debt issuance discount	168,291
Legal and other transaction costs	$ 20,000
Material terms of convertible notes, description		The loan receivable from RH Holdings Management (HK) Limited is overdue and management expected to fully collect the balance of the loan and accrued interest of $1,581,000 before June 30, 2023.
Equity component conversion option amount		$ 418,410
Issuance costs attributable to liability component		381,418
Equity component		66,873
Net of equity component		$ 418,410
Returned ordinary shares (in Shares)		1,140,482
Interest rate to derive the liability		44.20%
Private Placement [Member]
Convertible Notes (Details) [Line Items]
Warrants value		$ 448,291
Forbearance Agreements [Member]
Convertible Notes (Details) [Line Items]
Material terms of convertible notes, description	Material Terms of the Convertible Note: ●Interest accrues on the outstanding balance of the Note at 6% per annum from the Purchase Price Date until the same is paid in full. All interest calculations hereunder shall be computed on the basis of a 360-day year comprised of twelve (12) thirty (30) day months, shall compound daily and shall be payable in accordance with the terms of this Note. ●Upon the occurrence of a Trigger Event, Investor may increase the outstanding balance payable under the Note by 12% or 5%, depending on the nature of such event. If the Company fails to cure the Trigger Event within the required five trading days, the Triger Event will automatically become an event of default and interest will accrue at the lesser of 22% per annum or the maximum rate permitted by applicable law. ●Subject to adjustment as set forth in this Note, the price at which Lender has the right to convert all or any portion of the Outstanding Balance into Ordinary Shares is $0.30 per share (the “Lender Conversion Price”). ●Lender has the right at any time after the date that is six (6) months from the Purchase Price Date until the Outstanding Balance has been paid in full, at its election, to convert (“Conversion”) all or any portion of the Outstanding Balance into fully paid and non-assessable Ordinary Shares, par value $0.0001 (the “Ordinary Shares”), of Borrower (“Conversion Shares”) as per the following conversion formula: the number of Conversion Shares equals the amount being converted (the “Conversion Amount”) divided by the Conversion Price; provided, however, that in the event the Floor Price is higher than the Conversion Price, Borrower may, subject to applicable Nasdaq listing rules, either agree to lower the Floor Price (as defined below) to be equal to the applicable Conversion Price or satisfy the Conversion in cash.
Convertible Debt Securities [Member]
Convertible Notes (Details) [Line Items]
Returned ordinary shares (in Shares)		1,265,503